Related party transactions (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tencent Group | Commission service revenue from cooperation on advertising business
Related Party Transaction [Line Items]
Revenues			¥ 44
Tencent Group | Services provided and products sold
Related Party Transaction [Line Items]
Revenues			77
Tencent Group | Services received and purchases
Related Party Transaction [Line Items]
Cost of revenues and operating expenses			1,314
Dada Group | Non-compete agreement
Related Party Transaction [Line Items]
Other income			13
Dada Group | Services provided and products sold
Related Party Transaction [Line Items]
Revenues			135
Dada Group | Services received
Related Party Transaction [Line Items]
Cost of revenues and operating expenses			212
JD Technology | Loan
Related Party Transaction [Line Items]
Other income		¥ 287	301
JD Technology | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	¥ 1,701	1,696	1,044
JD Technology | Payment processing and other services received
Related Party Transaction [Line Items]
Cost of revenues and operating expenses	13,693	13,833	11,494
Property Funds | Loan
Related Party Transaction [Line Items]
Other income	48	56	43
Property Funds | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	208	177	131
Property Funds | Lease and property management services received
Related Party Transaction [Line Items]
Cost of revenues and operating expenses	¥ 1,765	¥ 1,681	¥ 1,249